Organization, Consolidation and Presentation of Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financing Receivable, Past Due
The following table presents the aging analysis of our credit card loans as of the dates indicated:

		Delinquent Loans
	Current	30–59 Days	60–89 Days	≥ 90 Days(1)	Total Delinquent Loans	Total Loans(2)
March 31, 2021
Credit card loans	$14,136	169	39	2	210	$14,346
December 31, 2020
Credit card loans	$3,864	74	2	—	76	$3,940
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(1)As of March 31, 2021, all of the credit card loans that were 90 days or more past due continued to accrue interest.
(2)Presented before allowance for credit losses and excludes accrued interest of $49 and $2 as of March 31, 2021 and December 31, 2020, respectively.

The following table presents the aging analysis of our credit card loans as of December 31, 2020, which excludes accrued interest of $2:

	December 31, 2020
		Delinquent Loans
	Current	30–59 Days	60–89 Days	≥ 90 Days	Total Delinquent Loans	Total Loans
Credit card loans	$3,864	$74	$2	$—	$76	$3,940

Property, Plant and Equipment
The table below presents our major classes of depreciable and amortizable assets by function as of the dates indicated:

	Gross Balance	Accumulated Depreciation/Amortization	Carrying Value
December 31, 2020
Computer hardware(1)	$13,494	$(6,037)	$7,457
Leasehold improvements	36,725	(7,920)	28,805
Furniture and fixtures(2)	12,361	(5,251)	7,110
Software(3)	42,323	(18,587)	23,736
Finance lease ROU assets(4)	15,100	(719)	14,381
Total	$120,003	$(38,514)	$81,489
December 31, 2019
Computer hardware	$6,518	$(3,052)	$3,466
Leasehold improvements	35,571	(3,923)	31,648
Furniture and fixtures(2)	9,736	(3,134)	6,602
Software	26,188	(8,351)	17,837
Total	$78,013	$(18,460)	$59,553
__________________
(1)During the year ended December 31, 2020, we recognized computer hardware assets primarily associated with our acquisition of Galileo and expansion of one of the Galileo data centers, as well as to accommodate our growing workforce and our remote work environment during the COVID-19 pandemic.
(2)As of December 31, 2020, furniture and fixtures included office equipment as well as other furniture and fixtures associated with SoFi Stadium. The description as of December 31, 2019 was changed to conform to the current period presentation.
(3)During the year ended December 31, 2020, we recognized software assets primarily for internally-developed software projects related to significant development and enhancements for SoFi Money, SoFi Invest, Technology Platform and SoFi Credit Card.
(4)As of December 31, 2020, finance lease ROU assets included our rights to certain physical signage within SoFi Stadium. See Note 15 for additional information on our leases.

Revenue from External Customers by Products and Services

	Three Months Ended March 31,
	2021	2020
Financial Services
Referrals	$2,254	$1,589
Brokerage	4,612	177
Payment network	1,202	298
Enterprise services	58	54
Total	$8,126	$2,118
Technology Platform
Technology Platform fees	$45,659	$—
Payment network	442	—
Total	$46,101	$—
Total Revenue from Contracts with Customers
Technology Platform fees	$45,659	$—
Referrals	2,254	1,589
Payment network	1,644	298
Brokerage	4,612	177
Enterprise services	58	54
Total	$54,227	$2,118

	Year Ended December 31,
	2020	2019	2018
Financial Services
Referrals	$5,889	$3,652	$680
Brokerage	3,470	84	—
Payment network	2,433	660	41
Enterprise services	244	124	102
Total	$12,036	$4,520	$823
Technology Platform
Technology Platform fees	$90,128	$—	$—
Payment network	1,167	—	—
Total	$91,295	$—	$—
Total Revenue from Contracts with Customers
Technology Platform fees	$90,128	$—	$—
Referrals	5,889	3,652	680
Payment network	3,600	660	41
Brokerage	3,470	84	—
Enterprise services	244	124	102
Total	$103,331	$4,520	$823